                     Pacific Mutual Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                            Newport Beach, CA 92660
                           Telephone (714) 640-3852

February 28, 1996



Pacific Mutual Life Insurance Company
Post Office Box 9000
700 Newport Center Drive
Newport Beach, California 92660

Dear Sirs:

In my capacity as Vice President and Investment Counsel of Pacific Mutual Life Insurance Company ("Pacific Mutual"), I am familiar with the Pacific Select Variable Annuity Separate Account of Pacific Mutual Life Insurance Company ("Separate Account"), which is a separate account for assets applicable to Pacific Select Variable Annuity contracts ("Contracts") issued by Pacific Mutual.

I have made such examination of the law and examined such corporate records and such other documents as in my judgment are necessary and appropriate to enable me to render the following opinion.

The issuance and sale of interests in the Separate Account under the Contracts during the Separate Account's fiscal year ending December 31, 1995 represent the following amounts allocated to the Variable Accounts:

     VARIABLE ACCOUNT             AMOUNT
     ----------------             ------

     MONEY MARKET             $  356,806,283
     MANAGED BOND                 42,329,416
     GOVERNMENT SECURITIES        38,688,651
     HIGH YIELD BOND              76,780,230
     GROWTH                       12,820,959
     EQUITY INCOME                96,289,200
     MULTI-STRATEGY               28,008,161
     INTERNATIONAL               101,743,294
     EQUITY INDEX                 68,769,344
     GROWTH LT                   147,944,909
     EQUITY                       30,485,973
     BOND AND INCOME              18,423,193
                              --------------
                      TOTAL:  $1,019,089,613
                              ==============

Pacific Mutual Life Insurance Company
February 28, 1996
Page 2



It is my opinion that such interests were issued in connection with Contracts that constitute legal, validly issued and binding obligations of Pacific Mutual except as limited by bankruptcy or insolvency laws affecting the rights of creditors generally.

I consent to the use of this letter by Pacific Mutual in connection with the Separate Account's Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 for the Separate Account's fiscal year ending December 31, 1995.

Very truly yours,



Sharon A. Cheever
Vice President and Investment Counsel

APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

--------------------------------------------------------------------------------

  1.  Name and address of Issuer:       PACIFIC SELECT VARIABLE ANNUITY
                                        SEPARATE ACCOUNT
                                        700 NEWPORT CENTER DRIVE
                                        NEWPORT BEACH, CA 92660

--------------------------------------------------------------------------------
  2.  Name of each series or class of funds for which this notice is filed:


--------------------------------------------------------------------------------
  3.  Investment Company Act File Number:       811-5980

      Securities Act File Number:               33-32704

--------------------------------------------------------------------------------
  4.  Last day of fiscal year for which this notice is filed:

                               December 31, 1995

--------------------------------------------------------------------------------
  5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]

--------------------------------------------------------------------------------
  6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                      N/A

--------------------------------------------------------------------------------
  7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     NONE

--------------------------------------------------------------------------------
  8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     NONE

--------------------------------------------------------------------------------
  9.  Number and aggregate sale price of securities sold during the fiscal year:

                            SEE ATTACHED WORKSHEET

Number of securities sold not applicable as Registrant is a separate account registered as a unit investment trust.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                               SAME AS NUMBER 9.

--------------------------------------------------------------------------------
  11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction C.7):

                                      N/A

--------------------------------------------------------------------------------
  12.  Calculation of registration fee:

       (i) Aggregate sale price of securities sold
           during the fiscal year in reliance on rule
           24f-2 (from item 10):                                $1,019,089,613
                                                                 -------------

      (ii) Aggregate price of shares issued in connection
           with dividend reinvestment plans (from item 11,
           if applicable):                                      +
                                                                --------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):              _  539,914,710
                                                                --------------

      (iv) Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24f-2 (if applicable):         +
                                                                -------------

       (v) Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line(i), plus line (ii), less line (iii), plus         479,174,903
           line (iv)](if applicable):                           --------------


      (vi) Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see instruction C.6):                 x       1/2900
                                                                --------------

     (vii) Fee due [line (i) or line (v) multiplied by              165,233.88
           line (vi)]:                                          ==============

 Instructions:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

--------------------------------------------------------------------------------
  13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                               February 27, 1996

--------------------------------------------------------------------------------
                                  SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


       By (Signature and Title)   Diane N. Ledger
                                ---------------------------------------------
                                  Vice President and Assistant Secretary
                                ---------------------------------------------

       Date  February 28, 1996
           ------------------------------

  Please print the name and title of the signing officer below the signature.
--------------------------------------------------------------------------------

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FOR THE YEAR ENDED 12/31/95
RULE 24F-2 FEE
                           (A)                (B)                  (C)
                                                                    NET
                          TOTAL              TOTAL                 SALES
                          SALES            REDEMPTIONS         (REDEMPTIONS)
                        ----------         -----------         -------------
                                                                  (A)-(B)
Money Market           356,806,283         340,198,845           16,607,438
Managed Bond            42,329,416           9,995,228           32,334,188
Government Securities   38,688,651           8,209,396           30,479,255
High Yield Bond         76,780,230          31,343,144           45,437,086
Growth                  12,820,959          17,144,695           (4,323,736)
Equity Income           96,289,200          13,162,956           83,126,244
Multi-Strategy          28,008,161           7,178,279           20,829,882
International          101,743,294          31,724,226           70,019,068
Equity Index            68,769,344          14,538,783           54,230,561
Growth LT              147,944,909          62,432,245           85,512,664
Equity                  30,485,973           2,333,122           28,152,851
Bond & Income           18,423,193           1,653,791           16,769,402
                     -------------         -----------          -----------
     TOTAL           1,019,089,613         539,914,710          479,174,903
                     -------------         -----------          -----------

FEE CALCULATION:

                              EDGAR       1/29 of 1%
                              Method        Method
                            ----------    ----------
                              (a/b)          (a*b)

Sales Less Redemptions (a) 479,174,903    479,174,903
Rate                   (b)       2,900     0.00034483
                            ----------    -----------
     Filing Fee             165,232.73     165,233.88
                            ----------    -----------

Fee due payable will be the higher of the two methods. If less than zero, no amount due.

                           ----------
AMOUNT DUE:                165,233.88
                           ----------